Segment Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	2
Revenues	$ 55,263,673	$ 42,283,670	$ 49,230,570
Cost of revenue	44,832,347	37,807,297	43,253,070
Gross profit	10,431,326	4,476,373	5,977,500
Interest expenses	265,248	308,690	439,869
Capital expenditure	220,308	144,806	92,369
Segment assets	134,527,058	116,295,245
Segment profit	(10,692,982)	(10,022,228)	(9,659,283)
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	44,832,347	37,807,297	43,253,070
Gross profit	10,431,326	4,476,373	5,977,500
Interest expenses	740,400	300,125	443,262
Depreciation & amortization	916,602	877,916	904,128
Capital expenditure	224,528	144,806	6,799,939
Segment assets	134,527,058	116,295,245	115,450,777
Segment profit	(10,692,982)	(10,022,228)	(9,659,283)
Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	43,427,306	37,411,824	42,409,429
Gross profit	9,983,965	4,487,853	6,791,439
Interest expenses	265,248	300,125	427,379
Depreciation & amortization	271,536	244,601	276,170
Capital expenditure	11,417	2,489	6,787,833
Segment assets	128,727,344	106,775,636	91,431,857
Segment profit	4,810,563	2,216,371	2,346,477
EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	1,405,041	395,473	843,641
Gross profit	447,361	(11,480)	(813,939)
Interest expenses	475,152	0	15,883
Depreciation & amortization	645,066	633,315	627,958
Capital expenditure	213,111	142,317	12,106
Segment assets	5,799,714	9,519,609	24,018,920
Segment profit	(15,503,545)	(12,238,599)	(12,005,760)
External Customers [Member] | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	55,263,673	42,283,670	49,230,570
External Customers [Member] | Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	53,411,271	41,899,677	49,200,868
External Customers [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,852,402	$ 383,993	$ 29,702